Taxation	12 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Taxation

11. Taxation

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman withholding tax will be imposed.

British Virgin Islands (“BVI”)

Youbus International Limited is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Youbus International Limited is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

Webus Hongkong Limited is incorporated in Hong Kong and is subject to Hong Kong profits tax rate. Under the two-tiered profits tax rates regime, the first 2,000,000 Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2,000,000 will be taxed at 16.5%. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

PRC

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended June 30, 2024, 2025 and 2026, all PRC subsidiaries are qualified small and low-profit enterprises, and thus are eligible for the above preferential tax rates

United States

Wetour Travel Tech LLC, which is incorporated in the U.S. is subject to a combination of federal income tax rate of 21% and Delaware state income tax rate of 8.7%. Wetour Travel Tech LLC had no income from Delaware state for the years ended June 30, 2024, 2025 and 2026. As a result, Wetour Travel Tech LLC is merely subject to a federal income tax rate of 21% for the years ended June 30, 2024, 2025 and 2026. NextFood Technologies Inc. and Vantrapower LLC (formerly named as HeatBowl LLC), were newly established in the United States and the State of Delaware and Texas, respectively, and had not commenced operations as of June 30, 2026. Accordingly, neither subsidiary generated any operating income during the year ended June 30, 2026.

Loss before provision for income taxes is attributable to the following geographic locations:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
PRC	(4,504,937)	(5,141,885)	(8,816,942)
United States	403,291	(7,438,517)	(3,576,307)
Hong Kong	-	13	(1,619)
Cayman	-	-	(18,712,985)
Total loss before income taxes	(4,101,646)	(12,580,389)	(31,107,853)

The following table sets forth current and deferred portion of income tax benefit of the Group:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Current tax:
PRC	(71,265)	-	(86,257)
United States	25,211	(97,344)	-
Hong Kong	-	2	-
Total current income tax benefit	(46,054)	(97,342)	(86,257)
Deferred tax:
PRC	-	-	86,257
Total deferred income tax expense	-	-	86,257
Total income tax benefit	(46,054)	(97,342)	-

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Net loss before income tax	(4,101,646)	(12,580,389)	(31,107,853)
Income tax benefit at statutory tax rate of 25%	(1,025,412)	(3,145,097)	(7,776,963)
Impact of different tax rates in other jurisdictions	(18,513)	1,310,516	4,792,064
Effect of additional deduction for R&D expenses	(332,759)	(10,811)	-
Effect of non-deductible share-based compensation expenses	-	-	38,890
Effect of non-deductible entertainment expense	93,262	37,901	91,135
Effect of preferential tax rates	1,660,278	1,028,377	1,682,866
Deferred tax effect of tax rate change	3,100,939	-	-
Effect of deferred offering cost	(1,337,541)	-	-
Effect of NOL true up	499,562	(266,824)	-
Change in valuation allowance	(2,685,870)	948,596	1,172,008
Income tax benefit	(46,054)	(97,342)	-

Deferred Taxes

The significant components of the net deferred tax assets are summarized below:

	As of June 30,
	2025	2026
	RMB	RMB
Deferred tax assets:
Net operating loss carried forward	2,788,726	3,655,681
Accrued expenses	111,329	86,237
Lease liabilities	2,773	12,510
Impairment loss on long-lived assets	-	203,719
Excess advertising expense	18,656	45,957
Total deferred tax assets	2,921,484	4,004,104
Less: valuation allowance	2,918,353	4,004,104
Total deferred tax assets, net of valuation allowance	3,131	-
Net off against deferred tax liabilities	(3,131)	-
Net deferred tax assets	-	-

Deferred tax liabilities:
Right-of-use assets	(3,131)	-
Total deferred tax liabilities	(3,131)	-
Net off against deferred tax assets	3,131	-
Net deferred tax liabilities	-	-

Changes in valuation allowance are as follows:

	As of June 30,
	2025	2026
	RMB	RMB
Balance at the beginning of the year	1,969,757	2,918,353
Additions of valuation allowance	948,596	1,172,008
Reduction in due to utilization of NOL carryforwards	-	(86,257)
Balance at the end of the year	2,918,353	4,004,104

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than ten years, starting from the year subsequent to the year in which the loss was incurred. Carry back of losses is not permitted.

Total net operating losses (NOLs) carry forwards of the Group’s entities in mainland China is RMB41,413,435 and RMB45,441,051 as of June 30, 2025 and 2026, respectively. As of June 30, 2026, net operating loss carry forwards from PRC will expire in fiscal years 2029 through 2033, if not utilized.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Group’s history of losses and concluded that it is more likely than not that the Group will not generate future taxable income prior to the expiration of the majority of net operating losses. Accordingly, as of June 30, 2025 and 2026, RMB2,918,353 and RMB4,004,104 valuation allowance has been established, respectively.

Unrecognized Tax Benefits

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2025 and 2026, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended June 30, 2024, 2025 and 2026, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

In the United States, the Internal Revenue Service generally has the authority to examine federal income tax filings for three years from the date of filing, with an extended six-year statute of limitations in cases where a substantial understatement of income occurs, defined as an omission exceeding 25% of reported income.